Fees Summary	Oct. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 368,091,383.10
Previously Paid Amount	153.10
Total Fee Amount	50,848.42
Total Offset Amount	0.00
Net Fee	$ 50,695.32